GENERAL - Narrative (Details) - LNG carrier	Dec. 31, 2022 vessel
LNG carrier
Ownership Interests [Line Items]
Number of carriers owned and operated	2
FSRU, contracted for conversion | Golar Artic
Ownership Interests [Line Items]
Number of carriers owned and operated	1
FLNG
Ownership Interests [Line Items]
Number of carriers owned and operated	2